Finance Liabilities (Annual Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Finance Liabilities [Abstract]
Year 1	$ 9,808
Year 2	10,224
Year 3	10,661
Year 4	11,151
Year 5	11,604
Year 6 and thereafter	70,452
Total finance liabilities	$ 123,900